INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of income tax [text block] [Abstract]
Schedule of Income Tax Expense Recognized
	Year ended March 31,
Income tax expense	2022	2021
Current	$8,760	$10,942
Deferred	5,028	2,052
	$13,788	$12,994

Schedule of Reconciliation of Effective Statutory Income Tax Rates
	Years ended March, 31
	2022	2021
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$57,072	$73,503
Income tax expense computed at Canadian statutory rates	15,409	19,846
Foreign tax rates different from statutory rate	(3,398)	(7,172)
Permanent items	635	2,567
Withholding taxes	1,428	1,191
Change in unrecognized deferred tax assets	(286)	(3,438)
Income tax expense	$13,788	$12,994

Schedule of Deferred Income Tax Assets (liabilities)
	Years ended March, 31
	2022	2021
Net deferred income tax liabilities, beginning of the year	$(40,792)	$(35,758)
Deferred income tax expense recognized in net income for the year	(5,028)	(2,052)
Deferred income tax expense recognized in other comprehensive income for the year	122	-
Foreign exchange impact	(1,430)	(2,982)
Net deferred income tax liabilities, end of the year	$(47,128)	$(40,792)

Schedule of Deferred Income Tax
	March 31, 2022	March 31, 2021
Deferred income tax assets
Plant and equipment	$2,230	$1,706
Environmental rehabilitation	2,021	1,716
Unrealized loss on investments	122	-
Other deductible temporary difference	133	655
Total deferred income tax assets	4,506	4,077

Deferred income tax liabilities
Plant and equipment	(2,024)	(1,488)
Mineral rights and properties	(49,386)	(43,105)
Unrealized gain on investments	-	-
Other taxable temporary difference	(224)	(276)
Total deferred income tax liabilities	(51,634)	(44,869)

Net deferred income tax liabilities	(47,128)	(40,792)

Of which
-Deferred tax assets	905	-
-Deferred tax liabilities	$(48,033)	$(40,792)

Schedule of Temporary Differences and Unused Tax Losses
	March 31, 2022	March 31, 2021
Non-capital loss carry forward	$69,341	$62,764
Plant and equipment	2,331	10,813
Mineral rights and properties	2,006	1,972
Other deductible temporary difference	21,088	21,669
	$94,766	$97,218

Schedule of Net Operating Losses Expiring in Various Years
	Canada	China	Total
2023	$-	$1,105	$1,105
2024	-	1,322	1,322
2025	-	902	902
2026	-	267	267
2027	-	1,308	1,308
2030	1,175	-	1,175
2031	6,820	-	6,820
2032	9,893	-	9,893
2033	10,181	-	10,181
2034	8,001	-	8,001
2035	7,266	-	7,266
2036	54	-	54
2037	585	-	585
2038	2,555	-	2,555
2039	4,719	-	4,719
2040	2,155	-	2,155
2041	4,281	-	4,281
2042	6,752	-	6,752
	$64,437	$4,904	$69,341